Debt (Details) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 27, 2020	Jun. 30, 2020	Apr. 13, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jul. 26, 2020	Jan. 30, 2019	Dec. 31, 2018	Nov. 13, 2017
Debt Instrument [Line Items]
Minimum total leverage ratio		6.00	6.00
Debt issuance costs					$ 1,264	$ 1,550	$ 1,550
Collateral							1,200			$ 1,000
Debt issuance costs in other assets				$ 1,200	$ 1,200
Credit generating expenses							100			100
Base Rate [Member]
Debt Instrument [Line Items]
Applicable rate, as a percent		5.50%	7.00%
Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Interest margin, as a percent	0.50%		0.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest margin, as a percent	1.00%		1.00%
Term Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 205,000		$ 205,000		$ 175,000
Stated rate, as a percent											8.00%
Effective rate, as a percent							9.62%
Interest rate at end of period, as a percent							8.91%
Debt issuance costs in other assets							$ 3,700			$ 3,300
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000						$ 15,000	$ 15,000			$ 15,000
Interest rate at end of period, as a percent							7.00%			8.00%
Debt issuance costs				$ 1,300
Debt issuance costs in other assets							$ 200			$ 200
Commitment fee, as a percent							0.50%
Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	25,000
Commitment fee, as a percent							2.95%
Foreign Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000
Applicable rate, as a percent		6.50%	8.00%